Subsequent Events - Additional information (Detail) - USD ($) $ in Billions		6 Months Ended
	Aug. 01, 2019	Jun. 30, 2019
Refinitiv [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Ownership interest		45.00%
Major business combination [member] | LSEG [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Ownership interest of consortium	37.00%
Ownership interest	15.00%
Major business combination [member] | Refinitiv [member]
Disclosure of non-adjusting events after reporting period [Line Items]
Enterprise Value	$ 27